Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Fund - 3.9%
iShares MSCI EAFE ETF	501,066	$ 39,088,158

U.S. Equity Funds - 45.0%
iShares Core S&P 500 ETF	773,960	333,486,231
SPDR S&P 500 ETF Trust	182,859	78,472,111
Vanguard Small-Cap ETF (A)	179,361	39,220,870

		451,179,212

U.S. Fixed Income Funds - 50.4%
iShares 20+ Year Treasury Bond ETF (A)	616,081	88,912,810
iShares Core U.S. Aggregate Bond ETF (A)	785,640	90,215,041
Vanguard Total Bond Market ETF	3,816,666	326,134,110

		505,261,961

Total Exchange-Traded Funds (Cost $907,366,438)		995,529,331

OTHER INVESTMENT COMPANY - 10.3%
Securities Lending Collateral - 10.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (B)	103,830,212	103,830,212

Total Other Investment Company (Cost $103,830,212)		103,830,212

	Principal	Value
REPURCHASE AGREEMENT - 0.1%

Fixed Income Clearing Corp., 0.00% (B), dated 09/30/2021, to be repurchased at $1,174,529 on 10/01/2021. Collateralized by a U.S. Government Obligation, 1.13%, due 02/28/2022, and with a value of $1,198,118.

	$ 1,174,529	$ 1,174,529

Total Repurchase Agreement (Cost $1,174,529)		1,174,529

Total Investments Excluding Options Purchased (Cost $1,012,371,179)		1,100,534,072
Total Options Purchased - 0.6% (Cost $9,136,857)		6,184,149

Total Investments (Cost $1,021,508,036)		1,106,718,221
Net Other Assets (Liabilities) - (10.3)%		(103,007,628)

Net Assets - 100.0%		$ 1,003,710,593

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	3,500.00	06/17/2022	USD	31,445,042	73	$1,177,347	$748,834
Put - S&P 500® Index	USD	3,650.00	06/17/2022	USD	8,615,080	20	393,460	268,300
Put - S&P 500® Index	USD	3,700.00	06/17/2022	USD	14,645,636	34	528,902	464,100
Put - S&P 500® Index	USD	3,100.00	06/17/2022	USD	4,307,540	10	199,900	63,150
Put - S&P 500® Index	USD	3,150.00	06/17/2022	USD	4,307,540	10	211,890	67,800
Put - S&P 500® Index	USD	3,200.00	06/17/2022	USD	12,491,866	29	577,139	210,975
Put - S&P 500® Index	USD	3,250.00	06/17/2022	USD	7,322,818	17	353,660	132,600
Put - S&P 500® Index	USD	3,300.00	06/17/2022	USD	23,691,470	55	840,389	460,075
Put - S&P 500® Index	USD	3,350.00	06/17/2022	USD	3,876,786	9	189,747	73,530
Put - S&P 500® Index	USD	3,400.00	06/17/2022	USD	43,075,400	100	1,623,676	876,000
Put - S&P 500® Index	USD	3,600.00	06/17/2022	USD	34,460,320	80	1,361,180	972,720
Put - S&P 500® Index	USD	3,600.00	12/16/2022	USD	8,184,326	19	334,683	378,195
Put - S&P 500® Index	USD	3,700.00	12/16/2022	USD	9,476,588	22	430,342	460,240
Put - S&P 500® Index	USD	3,800.00	06/17/2022	USD	4,307,540	10	169,430	165,170
Put - S&P 500® Index	USD	3,800.00	12/16/2022	USD	8,615,080	20	432,785	486,000
Put - S&P 500® Index	USD	3,900.00	12/16/2022	USD	5,599,802	13	312,327	356,460

Total							$9,136,857	$6,184,149

Transamerica Series Trust	Page 1

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$995,529,331	$—	$—	$995,529,331
Other Investment Company	103,830,212	—	—	103,830,212
Repurchase Agreement	—	1,174,529	—	1,174,529
Exchange-Traded Options Purchased	6,184,149	—	—	6,184,149

Total Investments	$1,105,543,692	$1,174,529	$—	$1,106,718,221

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $131,429,406, collateralized by cash collateral of $103,830,212 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $30,309,125. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2021.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica Legg Mason Dynamic Allocation – Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 3